EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GLOBAL SMALL-CAP FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

Supplement to Prospectus dated May 1, 2016

Effective October 31, 2016, Nancy B. Tooke, lead portfolio manager of Eaton Vance Small-Cap Fund, intends to retire from the Eaton Vance organization.   Accordingly, on such date, all references to Ms. Tooke in the Prospectus are hereby deleted.

May 2, 2016

21948  5.2.16